Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hood River Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	HREOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River Emerging Markets Fund (the “Fund”) for the period of November 24, 2025 (commencement of operations) to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/emerging-markets-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/emerging-markets-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment**
Institutional Shares	$13	1.25%
[1],[2]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	1.25%
Net Assets	$ 1,303,636
Holdings Count | $ / shares	76
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,303,636
Number of Holdings	76
Net Advisory Fee	$0
Portfolio Turnover Rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.2%
SK hynix, Inc.	3.3%
Alibaba Group Holding Ltd.	2.8%
Zhongji Innolight Co. Ltd.	2.7%
ASE Technology Holding Co. Ltd.	1.8%
Lens Technology Co. Ltd.	1.8%
Standard Chartered PLC	1.8%
HSBC Holdings PLC	1.7%
Geographic Breakdown (% of Net Assets)
[3]
Updated Prospectus Web Address	https://hoodrivercapital.com/emerging-markets-fund/
Investor Shares
Shareholder Report [Line Items]
Fund Name	Hood River Emerging Markets Fund
Class Name	Investor Shares
Trading Symbol	HREIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River Emerging Markets Fund (the “Fund”) for the period of November 24, 2025 (commencement of operations) to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/emerging-markets-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/emerging-markets-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment**
Investor Shares	$16	1.50%
[4],[5]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	1.50%
Net Assets	$ 1,303,636
Holdings Count | $ / shares	76
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,303,636
Number of Holdings	76
Net Advisory Fee	$0
Portfolio Turnover Rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.2%
SK hynix, Inc.	3.3%
Alibaba Group Holding Ltd.	2.8%
Zhongji Innolight Co. Ltd.	2.7%
ASE Technology Holding Co. Ltd.	1.8%
Lens Technology Co. Ltd.	1.8%
Standard Chartered PLC	1.8%
HSBC Holdings PLC	1.7%
Geographic Breakdown (% of Net Assets)
[6]
Updated Prospectus Web Address	https://hoodrivercapital.com/emerging-markets-fund/
Retirement Shares
Shareholder Report [Line Items]
Fund Name	Hood River Emerging Markets Fund
Class Name	Retirement Shares
Trading Symbol	HRERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River Emerging Markets Fund (the “Fund”) for the period of November 24, 2025 (commencement of operations) to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/emerging-markets-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/emerging-markets-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment**
Retirement Shares	$12	1.15%
[7],[8]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	1.15%
Net Assets	$ 1,303,636
Holdings Count | $ / shares	76
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,303,636
Number of Holdings	76
Net Advisory Fee	$0
Portfolio Turnover Rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.2%
SK hynix, Inc.	3.3%
Alibaba Group Holding Ltd.	2.8%
Zhongji Innolight Co. Ltd.	2.7%
ASE Technology Holding Co. Ltd.	1.8%
Lens Technology Co. Ltd.	1.8%
Standard Chartered PLC	1.8%
HSBC Holdings PLC	1.7%
Geographic Breakdown (% of Net Assets)
[9]
Updated Prospectus Web Address	https://hoodrivercapital.com/emerging-markets-fund/
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hood River International Opportunity Fund
Class Name	Institutional Shares
Trading Symbol	HRIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/international-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$72	1.26%
[10]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.26%
Net Assets	$ 197,624,775
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 799,097
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$197,624,775
Number of Holdings	90
Net Advisory Fee	$799,097
Portfolio Turnover Rate	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.3%
Tower Semiconductor Ltd.	2.6%
Almonty Industries, Inc.	2.5%
Cameco Corp.	2.4%
BE Semiconductor Industries NV	2.3%
Kandenko Co. Ltd.	2.3%
Establishment Labs Holdings, Inc.	2.1%
Dai-Dan Co. Ltd.	2.1%
IHI Corp.	1.8%
MEC Co. Ltd.	1.8%
Geographic Breakdown (% of Net Assets)
[11]
Updated Prospectus Web Address	https://hoodrivercapital.com/international-opportunity-fund/
Investor Shares
Shareholder Report [Line Items]
Fund Name	Hood River International Opportunity Fund
Class Name	Investor Shares
Trading Symbol	HRIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/international-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$85	1.48%
[12]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.48%
Net Assets	$ 197,624,775
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 799,097
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$197,624,775
Number of Holdings	90
Net Advisory Fee	$799,097
Portfolio Turnover Rate	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.3%
Tower Semiconductor Ltd.	2.6%
Almonty Industries, Inc.	2.5%
Cameco Corp.	2.4%
BE Semiconductor Industries NV	2.3%
Kandenko Co. Ltd.	2.3%
Establishment Labs Holdings, Inc.	2.1%
Dai-Dan Co. Ltd.	2.1%
IHI Corp.	1.8%
MEC Co. Ltd.	1.8%
Geographic Breakdown (% of Net Assets)
[13]
Updated Prospectus Web Address	https://hoodrivercapital.com/international-opportunity-fund/
Retirement Shares
Shareholder Report [Line Items]
Fund Name	Hood River International Opportunity Fund
Class Name	Retirement Shares
Trading Symbol	HRITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/international-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retirement Shares	$66	1.16%
[14]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.16%
Net Assets	$ 197,624,775
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 799,097
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$197,624,775
Number of Holdings	90
Net Advisory Fee	$799,097
Portfolio Turnover Rate	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.3%
Tower Semiconductor Ltd.	2.6%
Almonty Industries, Inc.	2.5%
Cameco Corp.	2.4%
BE Semiconductor Industries NV	2.3%
Kandenko Co. Ltd.	2.3%
Establishment Labs Holdings, Inc.	2.1%
Dai-Dan Co. Ltd.	2.1%
IHI Corp.	1.8%
MEC Co. Ltd.	1.8%
Geographic Breakdown (% of Net Assets)
[15]
Updated Prospectus Web Address	https://hoodrivercapital.com/international-opportunity-fund/
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hood River New Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	HRNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/new-opportunities-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$55	0.95%
[16]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.95%
Net Assets	$ 374,995,007
Holdings Count | $ / shares	117
Advisory Fees Paid, Amount	$ 912,138
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$374,995,007
Number of Holdings	117
Net Advisory Fee	$912,138
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.6%
Ondas Inc.	3.8%
Dave Inc.	3.4%
MasTec Inc.	2.7%
Comfort Systems USA Inc.	2.4%
Insmed Inc.	2.2%
Kratos Defense & Security Solutions Inc.	1.9%
FirstCash Holdings Inc.	1.8%
Symbotic Inc.	1.6%
XPO Inc.	1.6%
[17]
Updated Prospectus Web Address	https://hoodrivercapital.com/new-opportunities-fund/
Investor Shares
Shareholder Report [Line Items]
Fund Name	Hood River New Opportunities Fund
Class Name	Investor Shares
Trading Symbol	HRNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/new-opportunities-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$69	1.20%
[18]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.20%
Net Assets	$ 374,995,007
Holdings Count | $ / shares	117
Advisory Fees Paid, Amount	$ 912,138
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$374,995,007
Number of Holdings	117
Net Advisory Fee	$912,138
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.6%
Ondas Inc.	3.8%
Dave Inc.	3.4%
MasTec Inc.	2.7%
Comfort Systems USA Inc.	2.4%
Insmed Inc.	2.2%
Kratos Defense & Security Solutions Inc.	1.9%
FirstCash Holdings Inc.	1.8%
Symbotic Inc.	1.6%
XPO Inc.	1.6%
[19]
Updated Prospectus Web Address	https://hoodrivercapital.com/new-opportunities-fund/
Retirement Shares
Shareholder Report [Line Items]
Fund Name	Hood River New Opportunities Fund
Class Name	Retirement Shares
Trading Symbol	HRNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/new-opportunities-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retirement Shares	$49	0.85%
[20]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.85%
Net Assets	$ 374,995,007
Holdings Count | $ / shares	117
Advisory Fees Paid, Amount	$ 912,138
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$374,995,007
Number of Holdings	117
Net Advisory Fee	$912,138
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.6%
Ondas Inc.	3.8%
Dave Inc.	3.4%
MasTec Inc.	2.7%
Comfort Systems USA Inc.	2.4%
Insmed Inc.	2.2%
Kratos Defense & Security Solutions Inc.	1.9%
FirstCash Holdings Inc.	1.8%
Symbotic Inc.	1.6%
XPO Inc.	1.6%
[21]
Updated Prospectus Web Address	https://hoodrivercapital.com/new-opportunities-fund/
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hood River Small-Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	HRSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/us-small-cap-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$60	1.06%
[22]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.06%
Net Assets	$ 4,848,611,793
Holdings Count | $ / shares	119
Advisory Fees Paid, Amount	$ 20,332,306
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,848,611,793
Number of Holdings	119
Net Advisory Fee	$20,332,306
Portfolio Turnover Rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	6.0%
MasTec, Inc.	3.6%
Comfort Systems USA, Inc.	2.5%
Dave, Inc.	2.5%
Kratos Defense & Security Solutions, Inc.	2.3%
FirstCash Holdings, Inc.	1.9%
HCI Group, Inc.	1.9%
Semtech Corp.	1.8%
QXO, Inc.	1.7%
XPO, Inc.	1.7%
[23]
Updated Prospectus Web Address	https://hoodrivercapital.com/us-small-cap-growth-fund/
Investor Shares
Shareholder Report [Line Items]
Fund Name	Hood River Small-Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	HRSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/us-small-cap-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$74	1.31%
[24]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.31%
Net Assets	$ 4,848,611,793
Holdings Count | $ / shares	119
Advisory Fees Paid, Amount	$ 20,332,306
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,848,611,793
Number of Holdings	119
Net Advisory Fee	$20,332,306
Portfolio Turnover Rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	6.0%
MasTec, Inc.	3.6%
Comfort Systems USA, Inc.	2.5%
Dave, Inc.	2.5%
Kratos Defense & Security Solutions, Inc.	2.3%
FirstCash Holdings, Inc.	1.9%
HCI Group, Inc.	1.9%
Semtech Corp.	1.8%
QXO, Inc.	1.7%
XPO, Inc.	1.7%
[25]
Updated Prospectus Web Address	https://hoodrivercapital.com/us-small-cap-growth-fund/
Retirement Shares
Shareholder Report [Line Items]
Fund Name	Hood River Small-Cap Growth Fund
Class Name	Retirement Shares
Trading Symbol	HRSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/us-small-cap-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retirement Shares	$54	0.96%
[26]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.96%
Net Assets	$ 4,848,611,793
Holdings Count | $ / shares	119
Advisory Fees Paid, Amount	$ 20,332,306
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,848,611,793
Number of Holdings	119
Net Advisory Fee	$20,332,306
Portfolio Turnover Rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	6.0%
MasTec, Inc.	3.6%
Comfort Systems USA, Inc.	2.5%
Dave, Inc.	2.5%
Kratos Defense & Security Solutions, Inc.	2.3%
FirstCash Holdings, Inc.	1.9%
HCI Group, Inc.	1.9%
Semtech Corp.	1.8%
QXO, Inc.	1.7%
XPO, Inc.	1.7%
[27]
Updated Prospectus Web Address	https://hoodrivercapital.com/us-small-cap-growth-fund/

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from November 24, 2025 (commencement of operations) through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
**	Annualized

[5]
*	Amount shown reflects the expenses of the Fund from November 24, 2025 (commencement of operations) through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
**	Annualized

[8]
*	Amount shown reflects the expenses of the Fund from November 24, 2025 (commencement of operations) through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[9]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[10]
*	Annualized

[11]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[12]
*	Annualized

[13]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[14]
*	Annualized

[15]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[16]
*	Annualized

[17]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[18]
*	Annualized

[19]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[20]
*	Annualized

[21]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[22]
*	Annualized

[23]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[24]
*	Annualized

[25]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[26]
*	Annualized

[27]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.